Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share Based Compensation
Summary of the Group's share-based compensation cost

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2013, 2014 and 2015 (in thousands):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Cost of revenues	165,708	169,621	328,480
Selling and marketing expenses	17,967	23,253	36,023
General and administrative expenses	48,350	51,475	120,925
Research and development expenses	74,283	104,928	199,039

	306,308	349,277	684,467

Schedule of total intrinsic value of options exercised and the total fair value of RSUs vested during the period

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2013	0.2	1.4
2014	0.4	2.7
2015	—	—

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2013	27.3	165.3
2014	48.6	301.6
2015	99.0	641.3

Stock Option
Share Based Compensation
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2013	525	—	—	525	1.659
Exercised during the year	(240)	—	—	(240)	1.659

Outstanding at December 31, 2013	285	—	—	285	1.659

Outstanding at January 1, 2014	285	—	—	285	1.659
Exercised during the year	(285)	—	—	(285)	1.659

Outstanding at December 31, 2014	—	—	—	—	—

Outstanding at January 1, 2015	—	—	—	—	—
Exercised during the year	—	—	—	—	—

Outstanding at December 31, 2015	—	—	—	—	—

Restricted Stock Units (RSU)
Share Based Compensation
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2013	20,460	—	265	20,725
Granted	18,371	—	287	18,658
Vested	(12,818)	—	(265)	(13,083)
Forfeited	(861)	—	—	(861)

Outstanding at December 31, 2013	25,152	—	287	25,439

Outstanding at January 1, 2014	25,152	—	287	25,439
Granted	30,429	—	195	30,624
Vested	(17,200)	—	(250)	(17,450)
Forfeited	(1,539)	—	—	(1,539)

Outstanding at December 31, 2014	36,842	—	232	37,074

Outstanding at January 1, 2015	36,842	—	232	37,074
Granted	27,968	—	132	28,100
Vested	(23,339)	—	(202)	(23,541)
Forfeited	(1,848)	—	—	(1,848)

Outstanding at December 31, 2015	39,623	—	162	39,785

Schedule of weighted average remaining contractual life for the RSUs outstanding

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2015:

		Weighted
		Average	Weighted
	Number	Remaining	Average
	Outstanding	Contractual	Exercise
Exercise Price	/ Exercisable	Life	Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	9,543	2.83	n/a
Time-based-settled in stock/cash	61,443	3.39	n/a
Time-based-settled in stock	17,325	2.29	n/a

	88,311	3.11	n/a